Financial Instruments (Details) - Schedule of warrants fair value using Black–Scholes OPM	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 23, 2020 $ / shares	Mar. 23, 2020 $ / shares	Dec. 31, 2020 $ / shares
Schedule of warrants fair value using Black–Scholes OPM [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	132.00%	122.01%	148.00%
Risk-free interest rate (%)	0.38%	0.38%	0.87%
Underlying Share Price ($) (in Dollars per share)	$ 3.625	$ 0.43	$ 6.23
Exercise price ($)	24.5	24.5	24.5
Warrants fair value ($) (in Dollars per share)	$ 0.32	$ 0.36	$ 4.15